Expense Example, No Redemption - U.S. Diversified Real Estate ETF - U.S. Diversified Real Estate ETF Class	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 54
Expense Example, No Redemption, 3 Years	170
Expense Example, No Redemption, 5 Years	296
Expense Example, No Redemption, 10 Years	$ 665